Supplement dated July 14, 2006 to
                        Prospectus dated May 1, 2006 for:
                       PINNACLE II VARIABLE UNIVERSAL LIFE
                                    issued by
                         COLUMBUS LIFE INSURANCE COMPANY
                                   through its
                               Separate Account 1


Page 22 of the Prospectus is amended as follows:

We will not issue a policy that insures a person who will be over 79 years of age on the date we approve the application.


Page 14 of the Prospectus is amended as follows:

Effective August 15, 2006 the name of Van Kampen LIT Emerging Growth Portfolio - Class II is changed to Van Kampen LIT Strategic Growth Portfolio - Class II.








               Please retain this Supplement for future reference.